Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2021	2020
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$15,371	$20,075
Cash equivalents in USD deposits (1)	-	47,011
Cash equivalents in NIS deposits (2)	3,216	3,111
Total Cash and Cash Equivalents	$18,587	$70,197

(1)	The deposits bear interest of 0.21%-0.52% per year, as of December 31, 2020.
(2)	The deposits bear interest of 0.28% per year, as of December 31, 2021 and 0.18% per year, as of December 31, 2020.